Putnam
Europe
Growth
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

This is the last letter to you and the other shareholders of Putnam Europe Growth Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

In one final piece of news, I am pleased to announce the addition of Nicholas J. Melhuish to Putnam Europe Growth Fund's management team. Nicholas joined Putnam's Global Core Equity Group in 1999 from Schroder Capital Management International. He has 8 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
February 16, 2000


Report from the Fund Managers

Mark D. Pollard
Omid Kamshad
Nigel Hart
Nicholas J. Melhuish

Putnam Europe Growth Fund ended its semiannual period on December 31, 1999, on a solid note. The fund benefited from long-standing positions in technology and telecommunications stocks, the global economic recovery, and the hard evidence of a recovery in the euro zone economy as well as from record levels of mergers and acquisitions. We also continued to de-emphasize underperforming sectors such as banking, autos, pharmaceuticals, and basic industries.

As the callout found on page 2 attests, the fund continued to generate attractive risk-adjusted returns relative to its peers. Additionally the fund's total return for the reporting period remained significantly higher than that of its benchmark index, the Morgan Stanley Capital International Europe Index. (See page 6 for complete performance information.)

Total return for 6 months ended 12/31/99

       Class A           Class B          Class C          Class M
     NAV     POP       NAV     CDSC     NAV     CDSC     NAV     POP
---------------------------------------------------------------------------
     23.33%  16.21%    22.89%  17.89%   22.87%  21.87%   23.06%  18.75%
---------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* TECHNOLOGY AND TELECOMMUNICATIONS STOCKS STAND OUT

The rise of the Internet around the world, rapidly increasing flows of data through broadband networks, and worldwide demand for cellular and wireless telecommunications services have driven the outstanding performance of technology and telecommunications companies this year. Investors continued to recognize the strong fundamentals and growth potential present in these sectors. A number of European companies have leading positions in areas such as telecommunications equipment, semiconductors, and information technology services.


[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

United Kingdom      32.8%

France              19.1%

Netherlands         10.3%

Germany              6.3%

Italy                6.3%

Footnote reads:
*Based on net assets as of 12/31/99. Holdings will vary over time.


On an ongoing basis, we have sought out technology and telecommunications companies that have significant pricing power within their respective industries, are recognized leaders in product innovation, and are focused on earning a high return on capital. Fund holdings exhibiting these characteristics include Nokia, ST Microelectronics, Vodafone AirTouch, Bouygues, Telecom Italia Mobil (TIM), and Mannesmann.*


Morningstar gave the fund's class A shares four out of five stars for risk-adjusted performance for the three years ended December 31, 1999. This put the fund among the top 22.5% of the 1104 international equity funds rated.

Past performance is not indicative of future results. Morningstar ratings reflect risk-adjusted performance through 12/31/99 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For the 5-year period, the fund received 4 stars. Performance of other share classes will vary.


For example, ST Microelectronics of France was buoyed by the continued upswing in semiconductor prices and benefited from its status as a top provider of chips for cellular handsets. Nokia retains the bulk of market share in the handset market and has moved aggressively into the development of next-generation wireless products. Cellular companies Bouygues of France and TIM in Italy are experiencing strong volume growth in their respective markets. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

*Please see page 4 for a discussion of the Vodafone/Mannesmann deal as well as other important developments that affected the fund in this record year of European mergers and acquisitions.


* COMPANIES THAT BENEFIT FROM THE GLOBAL RECOVERY

With economic growth accelerating around the world and a weak euro making the goods of European exporting companies more attractively priced outside Europe, we targeted value-added exporters such as telecommunications equipment companies, luxury goods companies, and advertising and media firms.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Shell Transportation & Trading
United Kingdom
Oil and gas

Oy Nokia AB Class A
Finland
Telecommunications

Total S.A. Class B
France
Oil and gas

Mannesmann AG
Germany
Business equipment and services

British Telecommunications
PLC ADR
United Kingdom
Telecommunications

Telefonaktiebolaget LM Ericsson Class B (Ericsson AB)
Sweden
Telecommunications

Internationale Nederlanden
Groep (ING)
Netherlands
Insurance and finance

Aventis S.A.
France
Pharmaceuticals and biotechnology

Telecom Italia Mobile SpA
Italy
Telecommunications

British Petroleum Co. PLC
United Kingdom
Oil and gas

Footnote reads:
These holdings represent 29.7% of the fund's net assets as of 12/31/99. Portfolio holdings will vary over time.


Luxury goods companies Gucci Group, which fended off a hostile takeover attempt from rival LVMH in 1999, and Compagnie Financiere Richemont particularly benefited from the Asian economic recovery and renewed Asian consumer demand for Gucci's high-fashion products and Richemont's Cartier jewelry. These companies are able to retain pricing power because of their strong brand image.

Advertising and media companies such as Havas Advertising, WPP, and Publicis are benefiting from a renewed focus by companies on creating leading global brands both in the online and off-line worlds. For example, Havas is one of Europe's leading advertising agencies and has successfully transformed itself into a global agency through a carefully balanced strategy of internal and external growth. The company's client list includes large well-known names such as Microsoft, Volvo, MCI WorldCom, and Procter & Gamble. It has also been successful in capturing revenues from dot.com companies seeking to establish their brands among both investors and consumers.


Record merger and acquisition activity is positive but must be evaluated on an individual basis

According to Thomson Financial Securities Data, merger and acquisition activity involving European companies rose to $1.23 trillion in 1999, double 1998 levels. Additionally Europe took a greater share of the world's biggest mergers as European M&A activity accounted for 39% of the global total up from 22% in 1998. The level of hostile takeover activity in 1999 was unprecedented in Europe with takeover fights such as Telecom Italia and Olivetti, Total Fina and Elf Aquitaine, and the three-way fight among BNP, Paribas, and Societe Generale. More friendly deals also occurred such as those of Vodafone and AirTouch and Mannesmann and Orange -- all being a precursor to the recent hostile bid by Vodafone AirTouch for Mannesman to create a European telecommunications giant. Your fund has benefited from participation in many of 1999's largest mergers.

Of course, not all mergers are positive for shareholders and some may be undertaken out of weakness. As portfolio managers, our job is to evaluate these deals on a case-by-case basis to determine if value is actually created, if the promised cost savings might occur, if synergies exist, and if the new entity can achieve the growth potential outlined by the new management.


* UNITED KINGDOM, BANKS, AND PHARMACEUTICAL COMPANIES DE-EMPHASIZED ACROSS
  REGION

While the fund maintains a significant weighting in the United Kingdom, it is still a small percentage considering the size of the overall U.K. market within Europe. The reason for this is because we continue to find U.K. stocks relatively unattractive. More than 28% of the broad U.K. market is comprised of banking and pharmaceutical stocks. Currently we believe both of these sectors are too richly valued given their growth prospects. Instead, a substantial portion of our U.K. weighting is made up of growing global companies such as Vodafone Airtouch and multinationals such as Shell Transport and Trading, the sister company of the multinational oil company Royal Dutch Shell. We also found more value and growth prospects in U.K. mid-capitalization stocks.

Banking and financial companies across Europe are now feeling the pressure of low interest rates on their loan profitability. The Internet is also beginning to play a role in fulfilling the financial needs of Europeans and we are concerned that as financial intermediaries, European banks are not responding quickly enough. In the pharmaceutical industry, we think industry growth may be reduced by government policy changes and patents expirations.

* POSITIVE CHANGE SHOULD CONTINUE, BUT IT MUST BE EVALUATED IN EUROPEAN CONTEXT

Record merger and acquisition activity, corporate restructuring, industrial consolidation, and an increasing focus on shareholder value are all elements of the European investment story that make many observers compare corporate Europe today to the United States in the 1980s and early 1990s. This year, with the introduction of the euro, the pace of change has accelerated.

Of course, Europe still has a long way to go to make itself competitive with the United States. However, we have seen positive developments such as the recent German tax reduction proposals and these leave us feeling optimistic that Europe is committed to positive change.

Looking ahead, we believe the portfolio is well positioned for a continued upswing in global economic growth with relatively low inflation. We believe this type of environment can work in the favor of a great variety of European companies.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/99, there is no guarantee the fund will continue to hold these securities in the future.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Funds investing in a single sector may be subject to more volatility than funds investing in a diverse group of sectors.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Europe Growth Fund is designed for investors seeking capital appreciation through investments primarily in common stocks and other securities of European Companies.




TOTAL RETURN FOR PERIODS ENDED 12/31/99

                        Class A          Class B            Class C            Class M
(inception dates)      (9/7/90)          (2/1/94)          (7/26/99)          (12/1/94)
                     NAV      POP      NAV     CDSC      NAV      CDSC      NAV       POP
--------------------------------------------------------------------------------------------
6 months             23.33%   16.21%   22.89%   17.89%   22.87%   21.87%    23.06%    18.75%
--------------------------------------------------------------------------------------------
1 year               23.15    16.06    22.26    17.26    22.26    21.26     22.61     18.33
--------------------------------------------------------------------------------------------
5 years             176.10   160.25   166.07   164.07   166.01   166.01    171.04    161.49
Annual average       22.52    21.08    21.62    21.44    21.61    21.61     22.07     21.20
--------------------------------------------------------------------------------------------
Life of fund        340.46   315.06   310.89   310.89   310.46   310.46    322.45    307.46
Annual average       17.26    16.52    16.39    16.39    16.38    16.38     16.74     16.29
--------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/99

                                      MSCI               Consumer
                                  Europe Index         price Index
---------------------------------------------------------------------
6 months                             18.76%               1.56%
---------------------------------------------------------------------
1 year                               15.89                2.80
---------------------------------------------------------------------
5 years                             171.58               12.76
Annual average                       22.12                2.43
---------------------------------------------------------------------
Life of fund                        268.58               28.27
Annual average                       15.00                2.70
---------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 12/31/99

                            Class A      Class B      Class C      Class M
--------------------------------------------------------------------------------------
Distributions (number)         1            1            1            1
--------------------------------------------------------------------------------------
Income                      $0.188       $0.020       $0.164       $0.005
--------------------------------------------------------------------------------------
Capital gains
  Long-term                  0.037        0.037        0.037        0.037
--------------------------------------------------------------------------------------
  Short-term                    --           --           --           --
--------------------------------------------------------------------------------------
  Total                     $0.225       $0.057       $0.201       $0.042
--------------------------------------------------------------------------------------
Share value               NAV     POP      NAV          NAV      NAV      POP
--------------------------------------------------------------------------------------
6/30/99                  $21.72  $23.05  $21.14           --    $21.48   $22.26
--------------------------------------------------------------------------------------
7/26/99*                     --      --      --       $21.68        --       --
--------------------------------------------------------------------------------------
12/31/99                  26.55    28.17  25.92        26.49     26.39    27.35
--------------------------------------------------------------------------------------

*Inception date of class C shares.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Morgan Stanley Capital International Europe Index (MSCI) is an unmanaged list of equity securities originating in one of the 15 European countries, with all values expressed in U.S. dollars.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


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

The fund's portfolio
December 31, 1999 (Unaudited)

COMMON STOCKS (98.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Australia (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,252,853  Standard Chartered Bank Australia Ltd.                                                 $   19,449,282

Canada (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            503,258  Laurasia Resources Ltd.                                                                     9,062,368

Finland (3.8%)
--------------------------------------------------------------------------------------------------------------------------
             15,200  Helsingin Puhelin Oyj (Helsinki Telephone Corp.) Class E                                    1,264,582
             23,675  HPY Holding Oyj (NON)                                                                         887,185
            410,440  Oy Nokia AB Class A                                                                        74,322,475
                                                                                                            --------------
                                                                                                                76,474,242

France (19.1%)
--------------------------------------------------------------------------------------------------------------------------
              4,570  Alcatel Alsthom CGE S.A.                                                                    1,048,212
            830,857  Aventis S.A.                                                                               48,060,950
            171,299  Axa S.A.                                                                                   23,850,028
            208,383  Banque Nationale de Paris                                                                  19,202,410
             36,395  Bouygues S.A.                                                                              23,103,036
            101,775  Carrefour Supermarche S.A.                                                                 18,746,813
              4,823  Castorama Dubois                                                                            1,465,285
            192,207  CNP Assurances                                                                              7,069,250
            105,726  CNP Assurances 144A (NON)                                                                   3,888,535
            116,371  France Telecom S.A.                                                                        15,371,189
             39,497  Havas Advertising S.A.                                                                     16,807,474
             69,325  Lafarge Coppee                                                                              8,062,054
             36,015  Publicis S.A.                                                                              13,586,659
            103,800  Rhodia S.A.                                                                                 2,343,248
            701,733  Sanofi-Synthelabo S.A. (NON)                                                               29,183,700
            253,553  Schneider S.A.                                                                             19,883,043
             52,342  Societe Generale                                                                           12,163,548
            104,997  STMicroelectronics                                                                         16,139,803
             26,743  Television Francaise I (TF1)                                                               13,989,798
            530,570  Total S.A. Class B                                                                         70,722,328
            234,492  Vivendi                                                                                    21,148,341
                                                                                                            --------------
                                                                                                               385,835,704

Germany (6.3%)
--------------------------------------------------------------------------------------------------------------------------
            640,456  Bayerische Motoren Werke (BMW) AG                                                          19,522,252
             68,440  Bayerische Vereinsbank AG                                                                   4,668,073
                 32  Celanese AG (NON)                                                                                 579
            275,610  Mannesmann AG                                                                              66,404,647
            103,591  ProSieben Media AG                                                                          6,013,064
                657  SAP AG                                                                                        323,201
            247,589  Siemens AG                                                                                 31,458,114
                                                                                                            --------------
                                                                                                               128,389,930

Ireland (3.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,210,181  Allied Irish Banks PLC                                                                     13,781,444
          1,288,966  CRH PLC                                                                                    27,749,376
            258,361  Elan Corp. PLC ADR (NON)                                                                    7,419,814
            196,529  Esat Telecom Group PLC (NON)                                                               17,982,404
          3,490,316  Jefferson Smurfit Group PLC                                                                10,458,966
                                                                                                            --------------
                                                                                                                77,392,004

Italy (6.3%)
--------------------------------------------------------------------------------------------------------------------------
            951,857  Alleanza Assicurazioni SpA                                                                 11,596,150
            125,056  Banca Popolare di Brescia SpA                                                              11,052,087
          3,917,235  Ente Nazionale Idrocarburi (ENI) SpA                                                       21,516,432
          1,240,791  Istituto Bancario San Paolo di Torino                                                      16,838,700
          1,289,765  Mediaset SpA                                                                               20,033,455
          4,115,117  Telecom Italia Mobile SpA                                                                  45,910,467
                                                                                                            --------------
                                                                                                               126,947,291

Netherlands (10.3%)
--------------------------------------------------------------------------------------------------------------------------
            649,654  Akzo-Nobel N.V.                                                                            32,546,886
             83,976  ASM Lithography Holding N.V. (NON)                                                          9,318,128
            414,193  Fortis Amev N.V.                                                                           14,896,244
            239,299  Gucci Group N.V.                                                                           27,399,736
            810,543  Internationale Nederlanden Groep (ING)                                                     48,875,451
            262,840  Libertel N.V. (NON)                                                                         6,874,843
            225,878  Libertel N.V. (NON)                                                                         5,908,065
            235,995  Philips Electronics N.V.                                                                   32,050,481
             16,721  Randstad Holding N.V.                                                                         804,059
            310,429  Vendex International N.V.                                                                   8,244,498
            663,096  Wolters Kluwer N.V.                                                                        22,413,706
                                                                                                            --------------
                                                                                                               209,332,097

Portugal (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,937,013  Portugal Telecom S.A.                                                                      21,220,636

Spain (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            181,675  Acciona S.A.                                                                               10,234,843
            218,501  Mapfre Vida Seguros                                                                         5,033,695
            933,174  Telefonica S.A. (NON)                                                                      23,281,571
                                                                                                            --------------
                                                                                                                38,550,109

Sweden (6.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,776,390  Investor AB                                                                                25,062,230
            267,951  Pharmacia & Upjohn, Inc.                                                                   12,160,259
            266,310  SKF AB Class B                                                                              6,481,238
          1,489,968  Svenska Handelsbanken                                                                      18,743,939
            921,460  Telefonaktiebolaget LM Ericsson Class B (Ericsson AB)                                      59,260,316
                                                                                                            --------------
                                                                                                               121,707,982

Switzerland (5.2%)
--------------------------------------------------------------------------------------------------------------------------
             13,828  Ares-Serono Group Class B                                                                  29,532,161
             14,934  Cie Finance Richemont AG Class A                                                           35,646,482
             18,485  Clariant AG                                                                                 8,812,886
             69,985  Credit Suisse Group                                                                        13,913,475
             14,764  Fantastic Corp. (NON)                                                                       2,792,286
              2,884  Fantastic Corp. (NON)                                                                       8,713,593
              2,190  Swatch Group AG (The)                                                                       2,522,902
             14,932  United Bank of Switzerland (UBS) AG                                                         4,033,141
                                                                                                            --------------
                                                                                                               105,966,926

United Kingdom (32.8%)
--------------------------------------------------------------------------------------------------------------------------
          3,257,158  Aegis Group PLC                                                                            11,838,629
          2,448,411  Allied Zurich AG                                                                           28,852,915
            426,279  Barclays PLC                                                                               12,271,050
          1,227,692  Bass PLC                                                                                   15,280,661
          2,327,706  British Aerospace PLC                                                                      15,416,723
          4,519,710  British Petroleum Co. PLC                                                                  45,449,594
          2,637,685  British Telecommunications PLC ADR                                                         64,467,664
            398,500  Cable & Wireless Communications (NON)                                                       5,729,258
          1,773,419  Cable & Wireless PLC                                                                       30,051,553
          2,279,274  Carlton Communications PLC                                                                 22,202,093
          3,378,085  Diageo PLC                                                                                 27,175,653
            740,057  Dixons Group PLC                                                                           17,800,817
          1,497,042  EMI Group PLC                                                                              14,691,304
          3,425,561  Granada Group PLC                                                                          34,723,662
          1,006,801  Hanson PLC                                                                                  8,440,945
          1,439,829  HSBC Holdings PLC                                                                          20,072,515
             18,100  Jazztel PLC                                                                                 1,178,763
            884,388  Land Securities PLC                                                                         9,914,764
            392,656  Misys PLC                                                                                   6,120,961
          1,354,556  Next PLC                                                                                   12,997,610
            938,974  Peninsular and Oriental Steam Navigation Co.                                               15,668,736
          2,564,282  Scottish Power PLC                                                                         19,427,580
          3,675,346  Securicor Group PLC (NON)                                                                   9,543,975
          9,321,172  Shell Transportation & Trading                                                             77,472,816
          5,131,421  Siebe PLC                                                                                  27,934,933
          1,211,837  Smithkline Beecham PLC ADR                                                                 15,465,052
          1,671,337  Smiths Industries PLC                                                                      24,973,870
         10,902,224  Tesco PLC                                                                                  33,153,560
            336,300  Trinity PLC                                                                                 3,590,942
          3,900,997  Vodafone Group PLC                                                                         19,330,374
            978,801  Wolseley PLC                                                                                7,506,534
            396,417  WPP Group PLC                                                                               6,282,050
                                                                                                            --------------
                                                                                                               665,027,556

United States (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              6,500  NTL, Inc.                                                                              $      810,875
                                                                                                            --------------
                     Total Common Stocks (cost $1,476,305,747)                                              $1,986,167,002

PREFERRED STOCKS (--%) (a) (cost $941,574)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,562  Sap Ag Systeme Preference Bearer (Germany)                                             $      939,680

SHORT-TERM INVESTMENTS (1.9%) (a) (cost $38,728,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $38,728,000  Interest in $578,946,000 joint repurchase agreement dated
                       December 31, 1999 with J P Morgan due January 3, 2000
                       with respect to various U.S. Treasury obligations -- maturity
                       value of $38,736,068 for an effective yield of 2.50%                                 $   38,728,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,515,975,321) (b)                                            $2,025,834,682
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,025,831,527.

  (b) The aggregate identified cost on a tax basis is $1,517,033,939 resulting in gross unrealized appreciation and depreciation of $545,581,284 and $36,780,541, respectively, or net unrealized appreciation of $508,800,743.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at December 31, 1999 (as a percentage of net assets):

          Telecommunications       19.2%
          Insurance and finance    16.3
          Oil and gas              11.1

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
December 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,515,975,321) (Note 1)                                        $2,025,834,682
-----------------------------------------------------------------------------------------------
Cash                                                                                        963
-----------------------------------------------------------------------------------------------
Foreign currency                                                                          1,123
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             5,553,496
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                7,758,200
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       31,650,680
-----------------------------------------------------------------------------------------------
Total assets                                                                      2,070,799,144

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     36,130,682
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            3,663,945
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          3,215,586
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              307,513
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            44,262
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              5,187
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,501,905
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   98,537
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    44,967,617
-----------------------------------------------------------------------------------------------
Net assets                                                                       $2,025,831,527

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,449,588,626
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (959,770)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investment
and foreign currency transactions (Note 1)                                           67,442,722
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        509,759,949
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $2,025,831,527

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,014,315,546 divided by 38,199,734 shares)                                            $26.55
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $26.55)*                                  $28.17
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($911,777,684 divided by 35,170,691 shares)**                                            $25.92
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($4,333,691 divided by 163,567 shares)**                                                 $26.49
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($95,404,606 divided by 3,614,809 shares)                                                $26.39
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $26.39)*                                  $27.35
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




Statement of operations
Six months ended December 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,334,357)                                       $ 13,155,442
-----------------------------------------------------------------------------------------------
Interest                                                                                613,477
-----------------------------------------------------------------------------------------------
Total investment income                                                              13,768,919

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      6,290,754
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,879,813
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        18,418
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         10,200
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,133,782
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 4,037,282
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                     9,218
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   344,867
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  37,332
-----------------------------------------------------------------------------------------------
Auditing                                                                                 61,203
-----------------------------------------------------------------------------------------------
Legal                                                                                     6,778
-----------------------------------------------------------------------------------------------
Postage                                                                                 114,018
-----------------------------------------------------------------------------------------------
Other                                                                                   186,391
-----------------------------------------------------------------------------------------------
Total expenses                                                                       14,130,056
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (619,986)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         13,510,070
-----------------------------------------------------------------------------------------------
Net investment income                                                                   258,849
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     82,649,854
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Notes 1 and 3)                     (640,838)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                    120,633
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        306,320,009
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             388,449,658
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $388,708,507
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    December 31         June 30
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $      258,849  $    6,302,471
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                        82,009,016      11,887,118
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies                                                                  306,440,642     (67,165,107)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     388,708,507     (48,975,518)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (7,156,559)     (8,081,573)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (701,242)     (3,212,251)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                             (26,075)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (18,373)     (2,085,646)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                          (1,408,472)    (33,386,409)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,297,297)    (29,928,941)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                              (5,883)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (135,958)     (9,042,716)
---------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
    Class A                                                                                  --      (4,505,495)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (4,038,909)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --      (1,220,314)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                       (144,454,054)    469,025,201
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        233,504,594     324,547,429

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,792,326,933   1,467,779,504
---------------------------------------------------------------------------------------------------------------
End of period (including distribution is excess of
net investment income and undistributed
net investment income of $959,770 and
$6,683,630, respectively)                                                        $2,025,831,527  $1,792,326,933
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       December 31
operating performance           (Unaudited)                                    Year ended June 30
---------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999             1998             1997             1996          1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $21.72           $23.68           $18.96           $15.91           $13.88        $11.64
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                .04(c)           .16(c)           .31(c)           .24(c)           .24(c)        .18
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          5.02             (.91)            5.91             4.07             2.19          2.22
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               5.06             (.75)            6.22             4.31             2.43          2.40
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.19)            (.21)            (.37)            (.20)              --            --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.04)            (.88)           (1.13)           (1.06)            (.40)         (.16)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                        --             (.12)              --               --               --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.23)           (1.21)           (1.50)           (1.26)            (.40)         (.16)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $26.55           $21.72           $23.68           $18.96           $15.91        $13.88
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             23.33*           (2.99)           35.22            28.49            17.82         20.84
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,014,316         $903,697         $791,871         $313,492         $127,980       $90,420
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .60*            1.23             1.32             1.45             1.47          1.38
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)            .20*             .72             1.46             1.43             1.59          1.45
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             46.94*           65.08            48.86            55.45            38.85         44.33
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       December 31
operating performance           (Unaudited)                                     Year ended June 30
--------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999             1998             1997             1996         1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $21.14           $23.11           $18.56           $15.64           $13.75       $11.62
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income               (.04)(c)           --(c)(d)        .14(c)           .13(c)           .14(c)       .08
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          4.88             (.88)            5.80             3.97             2.15         2.21
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               4.84             (.88)            5.94             4.10             2.29         2.29
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.02)            (.09)            (.26)            (.12)              --           --
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.04)            (.88)           (1.13)           (1.06)            (.40)        (.16)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                        --             (.12)              --               --               --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.06)           (1.09)           (1.39)           (1.18)            (.40)        (.16)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $25.92           $21.14           $23.11           $18.56           $15.64       $13.75
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             22.89*           (3.66)           34.26            27.51            16.95        19.92
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $911,778         $790,680         $633,294         $261,454          $90,126      $45,733
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .98*            1.98             2.07             2.20             2.23         2.13
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)           (.18)*           (.01)             .69              .76              .96          .74
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             46.94*           65.08            48.86            55.45            38.85        44.33
--------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                              For the period
Per-share                                                                                                     July 26, 1999+
operating performance                                                                                         to December 31
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                               $21.68
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                                                           (.03)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                          5.04
-------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                               5.01
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                   (.16)
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                      (.04)
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                                                                                                        --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                 (.20)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                     $26.49
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                             23.16*
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                    $4,334
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                            .84*
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                                           (.13) *
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                             46.94*
-------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended                                                                      For the period
Per-share                       December 31                                                                    Dec. 1, 1994+
operating performance           (Unaudited)                            Year ended June 30                       to June 30
--------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999             1998             1997         1996             1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $21.48           $23.51           $18.85           $15.86       $13.90           $12.35
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income               (.01)(c)          .02(c)           .20(c)           .19(c)       .24(c)           .09
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          4.96             (.85)            5.89             4.03         2.12             1.62
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               4.95             (.83)            6.09             4.22         2.36             1.71
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --(d)          (.20)            (.30)            (.17)          --               --
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.04)            (.88)           (1.13)           (1.06)        (.40)            (.16)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                        --             (.12)              --               --           --               --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.04)           (1.20)           (1.43)           (1.23)        (.40)            (.16)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $26.39           $21.48           $23.51           $18.85       $15.86           $13.90
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             23.06*           (3.37)           34.56            27.91        17.28            14.06*
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $95,405          $97,950          $42,614          $15,811       $4,047             $746
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .85*            1.73             1.82             1.95         2.02             1.08*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)           (.06)*            .07              .99             1.10         1.59             1.61*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             46.94*           65.08            48.86            55.45        38.85            44.33
--------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income was less than $0.01 per share.



Notes to financial statements
December 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Europe Growth Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks and other securities of European companies.

The fund offers class A, class B, class C and class M shares. The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended December 31, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc.. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1999, fund expenses were reduced by $619,986 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,981 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended December 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $181,301 and $219,518 from the sale of class A and class M shares, respectively, and received $838,528 and $21 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended December 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $29,469 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended December 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $827,200,752 and $968,072,386, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At December 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     20,403,333       $463,166,819
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      307,755          7,801,076
-----------------------------------------------------------------------------
                                                20,711,088        470,967,895

Shares
repurchased                                    (24,119,366)      (549,112,693)
-----------------------------------------------------------------------------
Net decrease                                    (3,408,278)      $(78,144,798)
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     68,151,339     $1,483,701,940
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,995,595         41,787,368
-----------------------------------------------------------------------------
                                                70,146,934      1,525,489,308

Shares
repurchased                                    (61,985,227)    (1,347,029,128)
-----------------------------------------------------------------------------
Net increase                                     8,161,707     $  178,460,180
-----------------------------------------------------------------------------

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,459,698       $ 77,020,597
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       72,210          1,787,797
-----------------------------------------------------------------------------
                                                 3,531,908         78,808,394

Shares
repurchased                                     (5,758,000)      (126,976,347)
-----------------------------------------------------------------------------
Net decrease                                    (2,226,092)      $(48,167,953)
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     22,405,603       $483,946,091
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,616,996         33,083,649
-----------------------------------------------------------------------------
                                                24,022,599        517,029,740

Shares
repurchased                                    (14,033,529)      (296,361,954)
-----------------------------------------------------------------------------
Net increase                                     9,989,070       $220,667,786
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                  (commencement of operations
                                                         to December 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        297,193         $6,738,255
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,156             29,235
-----------------------------------------------------------------------------
                                                   298,349          6,767,490

Shares
repurchased                                       (134,782)        (3,078,774)
-----------------------------------------------------------------------------
Net increase                                       163,567         $3,688,716
-----------------------------------------------------------------------------

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,617,440       $ 60,565,204
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        2,524             63,623
-----------------------------------------------------------------------------
                                                 2,619,964         60,628,827

Shares
repurchased                                     (3,564,680)       (82,458,846)
-----------------------------------------------------------------------------
Net decrease                                      (944,716)      $(21,830,019)
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     22,977,103       $505,100,716
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       98,706          2,049,124
-----------------------------------------------------------------------------
                                                23,075,809        507,149,840

Shares
repurchased                                    (20,329,254)      (437,252,605)
-----------------------------------------------------------------------------
Net increase                                     2,746,555       $ 69,897,235
-----------------------------------------------------------------------------


Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminv.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Mark D. Pollard
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

Nigel Hart
Vice President and Fund Manager

Nicholas J. Melhuish
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Europe Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA005-58381 057/234/688 2/00